ORGANIZATION AND PRINCIPAL ACTIVITIES (VIEs Contractual Arrangements- Narrative) (Details)				12 Months Ended
		Jun. 05, 2015 USD ($)	May 31, 2015 USD ($)	Dec. 31, 2015 USD ($) Item	Dec. 31, 2014 USD ($)	Dec. 31, 2013	May 30, 2015
Variable Interest Entity [Line Items]
Number of VIEs | Item				2
Account receivables pledged amount				$ 13,800,000	$ 17,200,000
Business Cooperation Agreement [Member]
Variable Interest Entity [Line Items]
Number of directors | Item				5
Shenzhen Qianhai Visionchina [Member]
Variable Interest Entity [Line Items]
Percentage of ownership interest in subsidiaries			69.00%				80.00%
Beijing Eastlong Advertising Co Ltd [Member]
Variable Interest Entity [Line Items]
Assets pledged or collateralized				$ 0
Beijing Eastlong Advertising Co Ltd [Member] | Business Cooperation Agreement [Member]
Variable Interest Entity [Line Items]
Percentage of project profits to be received				10.00%
Vision China Media Group [Member] | Revolving Credit Facility 2 [Member]
Variable Interest Entity [Line Items]
Account receivables pledged amount				$ 283	$ 361
VIEs and VIEs' subsidiaries [Member]
Variable Interest Entity [Line Items]
Contribution of Group's consolidated net revenues derived from third parties and non-consolidated affiliates (as a percent)				95.10%	100.00%	96.70%
Assets (as a percent)				73.10%	66.40%
New Investors [Member] | Shenzhen Qianhai Visionchina [Member]
Variable Interest Entity [Line Items]
Capital injection from independent third parties			$ 69,225,000
Proceeds from capital injection		$ 62,302,500
Beijing Eastlong Technology Development Co Ltd [Member]
Variable Interest Entity [Line Items]
Percentage of ownership interest in subsidiaries	[1]
Beijing Eastlong Technology Development Co Ltd [Member] | Business Cooperation Agreement [Member]
Variable Interest Entity [Line Items]
Percentage of project profits to be received				90.00%
Beijing Eastlong Technology Development Co Ltd [Member] | Option Agreements [Member] | Qijun Men and Haifeng Wang [Member]
Variable Interest Entity [Line Items]
Purchase price for which equity interest of certain equity holders of the variable interest entity can be purchased				$ 20
Beijing Eastlong Technology Development Co Ltd [Member] | Beijing Eastlong Advertising Co Ltd [Member]
Variable Interest Entity [Line Items]
VIE''s creditors having recourse to general credit				0
Beijing Eastlong Technology Development Co Ltd [Member] | Beijing Eastlong Advertising Co Ltd [Member] | Qijun Men and Haifeng Wang [Member]
Variable Interest Entity [Line Items]
Interest-free loan				$ 20
Beijing Eastlong Technology Development Co Ltd [Member] | Beijing Eastlong Advertising Co Ltd [Member] | Business Cooperation Agreement [Member]
Variable Interest Entity [Line Items]
Minimum continuous period that services are not provided which could lead to termination of agreement				3 years
China Digital Technology Consulting Co Ltd [Member]
Variable Interest Entity [Line Items]
Percentage of ownership interest in subsidiaries	[2]
China Digital Technology Consulting Co Ltd [Member] | Vision China Media Group [Member]
Variable Interest Entity [Line Items]
VIE''s creditors having recourse to general credit				$ 0
China Digital Technology Consulting Co Ltd [Member] | Vision China Media Group [Member] | Limin Li and Yanqing Liang [Member]
Variable Interest Entity [Line Items]
Interest-free loan				$ 50
China Digital Technology Consulting Co Ltd [Member] | Vision China Media Group [Member] | Domain Name License Agreement [Member]
Variable Interest Entity [Line Items]
Term of agreement				25 years
Royalty fee as percentage of gross annual revenues				0.20%
Number of initial working days of any year during the term of the agreement to adjust royalty fee				10 days
China Digital Technology Consulting Co Ltd [Member] | Vision China Media Group [Member] | Technology and Management Services Agreement [Member]
Variable Interest Entity [Line Items]
Term of agreement				25 years
China Digital Technology Consulting Co Ltd [Member] | Vision China Media Group [Member] | Option Agreements [Member] | Limin Li and Yanqing Liang [Member]
Variable Interest Entity [Line Items]
Purchase price for which equity interest of certain equity holders of the variable interest entity can be purchased				$ 50
Parent Company and Subsidiaries [Member]
Variable Interest Entity [Line Items]
Contribution of Group's consolidated net revenues derived from third parties and non-consolidated affiliates (as a percent)				4.90%	0.00%	3.30%
Assets (as a percent)				26.90%	33.70%
DMG [Member]
Variable Interest Entity [Line Items]
Percentage of ownership interest in subsidiaries				100.00%
Whole Genius Limited [Member]
Variable Interest Entity [Line Items]
Percentage of ownership interest in subsidiaries				100.00%
Dienzhi Advertising (Shanghai) Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Percentage of ownership interest in subsidiaries				100.00%
Shenzhen Huadingshi Digital Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Percentage of ownership interest in subsidiaries				100.00%
Huachangshi [Member]
Variable Interest Entity [Line Items]
Percentage of ownership interest in subsidiaries				100.00%
Vision Best Limited [Member]
Variable Interest Entity [Line Items]
Percentage of ownership interest in subsidiaries				100.00%
DMG HK [Member]
Variable Interest Entity [Line Items]
Percentage of ownership interest in subsidiaries				100.00%

[1]	Through a series of contractual arrangements, Eastlong Advertising became a VIE of Eastlong Technology.
[2]	Through a series of contractual arrangements, VisionChina Media Group became a VIE of CDTC.